Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Acquired Intangible Assets, Net [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
11.	ACQUIRED INTANGIBLE ASSETS, NET
The costs and accumulated amortization of these acquired intangible assets are as follows:

	As of December 31,
	2009	2010

Intangible assets not subject to amortization:
Tradename	2,376	2,393
Intangible assets subject to amortization:
Contract backlog	900	902
Customer base and relationship	6,708	7,821
Non-compete agreement	949	1,036
Software Technology	322	321

	11,255	12,473

Less: Accumulated amortization
Contract backlog	(591)	(902)
Customer base and relationship	(2,405)	(3,806)
Non-compete agreement	(439)	(688)
Software technology	(81)	(241)

	(3,516)	(5,637)

Acquired intangible assets, net	7,739	6,836

The Group recorded amortization expenses of $823, $1,668 and $2,023 for the years ended December 31, 2008, 2009 and 2010, respectively. The Group expects to record amortization expenses of $1,553, $1,181, $878, $625, and $206 for 2011, 2012, 2013, 2014 and 2015, respectively.